UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                               --------------------

Check here if Amendment [ ]; Amendment Number:______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ulysses Management LLC
Address:  One Rockefeller Plaza, 20th Floor
          New York, NY 10020


Form 13F File Number:  28-14306

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Nash
Title:  President
Phone:  (212) 455-6200

Signature, Place, and Date of Signing:

    Joshua Nash                    New York, New York         February 14, 2013
-------------------                ------------------         -----------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          -----------
Form 13F Information Table Entry Total:     89
                                          -----------
Form 13F Information Table Value Total:     539,644
                                          -----------
                                          (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                 ULYSSES MANAGEMENT LLC
                                                                    S.E.C. FORM 13F
                                                          FOR QUARTER ENDED DECEMBER 31, 2012

                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:       ITEM 5:              (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair        Shares or             as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market      Principal                 in    (c) Shared   See
Name of Issuer   Class    Number       Value        Amount      (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR
GROUP LTD          SHS   G3075P101     229,223      2,047                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR
GROUP LTD          SHS   G3075P101   1,142,532     10,203              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CHECK POINT
SOFTWARE
TECHNOLOGI         ORD   M22465104     185,757      3,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CHECK POINT
SOFTWARE
TECHNOLOGI         ORD   M22465104   1,004,993     21,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CLICKSOFTWARE
TECHNOLOGIES       ORD   M25082104     142,970     17,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CLICKSOFTWARE
TECHNOLOGIES       ORD   M25082104     782,130     93,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AV HOMES INC       COM   00234P102     728,277     51,215              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL      COM
GROUP              NEW   026874784   3,639,430    103,100                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL      COM
GROUP              NEW   026874784  19,835,070    561,900              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER       SPONSORED
BUSCH CO.          ADR   03524A108   2,491,185     28,500                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER       SPONSORED
BUSCH CO.          ADR   03524A108  11,057,365    126,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP     CL A   111320107     282,285      8,500   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP     CL A   111320107      49,815      1,500   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP          COM
INC                NEW   172967424   2,508,104     63,400                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP          COM
INC                NEW   172967424  13,711,496    346,600              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR           COM   19259P300     505,448      9,700                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR           COM   19259P300   2,621,032     50,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST
CORP. CL A        CL A   20030N101     250,312      6,700                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST
CORP. CL A        CL A   20030N101   1,244,088     33,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WTS
COMERICA
EXP             *W EXP
11/14/18     11/14/201   200340115     683,926     82,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WTS
COMERICA
EXP             *W EXP
11/14/18     11/14/201   200340115   3,441,075    417,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
DUPONT             COM   263534109      35,983        800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
DUPONT             COM   263534109     188,912      4,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP
MASS               COM   268648102     232,760      9,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP
MASS               COM   268648102   1,285,240     50,800              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC           COM   278642103     433,480      8,500   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC           COM   278642103      76,497      1,500   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA            COM
INC.               NEW   30212P303   2,964,480     48,250                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA            COM
INC.               NEW   30212P303  12,942,336    210,650              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA            COM
INC.               NEW   30212P303   5,449,728     88,700   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA            COM
INC.               NEW   30212P303   1,007,616     16,400   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP         COM   31428X106      27,516        300                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP         COM   31428X106     155,924      1,700              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD
BANCORP            COM   316773100     104,880      6,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD
BANCORP            COM   316773100     579,120     38,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FORUM ENERGY
TECH               COM   34984V100     371,250     15,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
FORUM ENERGY
TECH               COM   34984V100   2,029,500     82,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
HUDSON VALLEY
HLDG CO            COM   444172100     852,893     54,778                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
HUDSON VALLEY
HLDG CO            COM   444172100   4,596,607    295,222              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP         COM   458140100     696,956     33,800   CALL
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP         COM   458140100     127,844      6,200   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL INC   COM   45867G101     969,765     23,601                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL INC   COM   45867G101   5,275,956    128,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ISHARESRUT2000   RUSSELL
                  2000   464287655  24,679,820    292,700   PUT        X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ISHARESRUT2000   RUSSELL
                  2000   464287655   4,409,821     52,300   PUT                 X                                        X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON &
JOHNSON            COM   478160104   2,306,290     32,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON &
JOHNSON            COM   478160104   9,961,210    142,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP            COM   493267108     262,704     31,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP            COM   493267108   1,421,296    168,800              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC     COM   524901105     591,560     23,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC     COM   524901105   3,238,148    125,900              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO     COM   532457108     833,508     16,900   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------


                                                                 ULYSSES MANAGEMENT LLC
                                                                    S.E.C. FORM 13F
                                                          FOR QUARTER ENDED DECEMBER 31, 2012

                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:       ITEM 5:              (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair        Shares or             as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market      Principal                 in    (c) Shared   See
Name of Issuer   Class    Number       Value        Amount      (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO     COM   532457108     152,892      3,100   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
METRO PCS COMM.    COM   591708102     725,620     73,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
METRO PCS COMM.    COM   591708102   3,956,120    398,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
METRO PCS COMM.    COM   591708102   3,578,400    360,000   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
METRO PCS COMM.    COM   591708102     646,100     65,000   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104   3,734,016    139,800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104  15,189,806    568,700              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MOVE               COM
INC                NEW   62458M207   1,458,740    192,700                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MOVE               COM
INC                NEW   62458M207   7,776,662  1,027,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
NORTH VALLEY       COM
BANCORP            NEW   66304M204     668,340     46,934                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
NORTH VALLEY       COM
BANCORP            NEW   66304M204   2,393,260    168,066              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC        COM   713448108     102,645      1,500                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC        COM   713448108     581,655      8,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES       UNIT
QQQ TRUST        SER 1   73935A104  22,144,234    340,000   PUT        X                                       X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES       UNIT
QQQ TRUST        SER 1   73935A104   3,907,806     60,000   PUT                 X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PROCTOR GAMBLE     COM   742718109      54,312        800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PROCTOR GAMBLE     COM   742718109     285,138      4,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ROVI CORP          COM   779376102     191,456     12,400                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ROVI CORP          COM   779376102   1,043,744     67,600              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD         GOLD
TRUST              SHS   78463V107      81,010        500                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD         GOLD
TRUST              SHS   78463V107     405,050      2,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500       TR
ETF TR            UNIT   78462F103 230,775,405  1,620,500   PUT        X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500       TR
ETF TR            UNIT   78462F103  41,939,745    294,500   PUT                 X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC     COM   82568P304   3,016,870    101,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC     COM   82568P304  15,920,710    533,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC     COM   82568P304   4,847,901    162,300   CALL       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC     COM   82568P304     890,126     29,800   CALL                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC           COM   871503108      41,404      2,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC           COM   871503108     240,896     12,800              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC           COM   871503108     240,896     12,800   PUT        X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC           COM   871503108      41,404      2,200   PUT                 X                                        X
------------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL
SERVICE           CL B   911312106      58,984        800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL
SERVICE           CL B   911312106     309,666      4,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECH
CORP               COM   913017109     131,216      1,600                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECH
CORP               COM   913017109     688,884      8,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE          SPONS
GROUP              ADR
PLC                NEW   92857W209   2,866,622    113,800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE          SPONS
GROUP              ADR
PLC                NEW   92857W209  13,909,918    552,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
